Equity Compensation Plan - Summary of Company's Non-Vested Restricted Shares (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Number of restricted shares	1,078,713	1,540,353	190,476
Granted Number of restricted shares	823,494	426,253	1,585,311
Vested Number of restricted shares	(863,086)	(882,992)	(235,434)
Forfeited Number of restricted shares	(2,500)	(4,901)
Ending balance Number of restricted shares	1,036,621	1,078,713	1,540,353
Beginning Balance Weighted average grant date fair value per non-vested share	$ 2.87	$ 2.58	$ 5.25
Granted Weighted average grant date fair value per non-vested share	3.1	3.6	2.42
Vested Weighted average grant date fair value per non-vested share	(2.18)	(2.72)	(3.64)
Forfeited Weighted average grant date fair value per non-vested share	(3.6)	(2.55)
Ending balance Weighted average grant date fair value per non-vested share	$ 3.63	$ 2.87	$ 2.58